SUBSEQUENT EVENT SUBSEQUENT EVENT (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 03, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Acquisitions of businesses, equity method investments and nonmarketable securities		$ 1,263	$ 3,809	$ 838
Subsequent Event [Member]
Subsequent Event [Line Items]
Acquisitions of businesses, equity method investments and nonmarketable securities	$ 4,900